Restricted Share Units (Details)	12 Months Ended
	Oct. 31, 2023 CAD ($) shares	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)
Restricted Share Units [Abstract]
RSU issued (in Shares) | shares	2,200
Fair Value of Consultants		$ 91,589	$ 272,985
Share-based compensation payments (in Dollars)	$ 171,819
Share- based payment reserve			$ 380,207